Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.4%
GE Capital Funding LLC, 4.55%, 05/15/32 ... USD 1,915 $ 1,904,985
General Electric Co., 6.75%, 03/15/32 ...... 5,310 5,983,295
Leidos, Inc., 5.40%, 03/15/32 ........... 1,600 1,630,952
Lockheed Martin Corp., 3.90%, 06/15/32
(a)
... 3,258 3,125,495
RTX Corp., 2.38%, 03/15/32 ............ 4,193 3,646,292
16,291,019
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd., 3.25%, 03/01/32
(a)
.. 3,369 3,010,007
Lear Corp., 2.60%, 01/15/32 ............ 1,431 1,233,077
4,243,084
Automobiles — 2.0%
Ford Motor Co.
3.25% , 02/12/32 ................... 9,940 8,423,286
6.10% , 08/19/32
(a)
.................. 7,175 7,176,647
General Motors Co., 5.60%, 10/15/32
(a)
..... 5,175 5,276,004
Honda Motor Co. Ltd., 2.97%, 03/10/32
(a)
.... 3,187 2,851,290
23,727,227
Banks — 3.4%
Bank of Nova Scotia (The), 2.45%, 02/02/32 .. 3,399 2,952,634
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 ....................... 4,194 3,899,047
Citigroup, Inc., 6.63%, 06/15/32
(a)
......... 4,103 4,469,003
Citizens Financial Group, Inc., 2.64%, 09/30/32 2,425 2,039,764
KeyBank NA, 4.90%, 08/08/32 ........... 3,060 2,977,664
Royal Bank of Canada, 3.88%, 05/04/32 ..... 3,953 3,769,575
Sumitomo Mitsui Financial Group, Inc., 5.45%,
01/15/32 ....................... 2,180 2,254,338
Toronto-Dominion Bank (The)
2.45% , 01/12/32 ................... 2,379 2,077,863
5.30% , 01/30/32 ................... 2,410 2,472,565
3.20% , 03/10/32 ................... 6,127 5,575,216
4.46% , 06/08/32 ................... 8,273 8,111,956
40,599,625
Beverages — 2.1%
Coca-Cola Co. (The), 2.25%, 01/05/32
(a)
..... 7,208 6,352,763
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 2,780 2,274,152
Constellation Brands, Inc., 4.75%, 05/09/32
(a)
.. 2,811 2,788,973
Diageo Capital plc, 2.13%, 04/29/32 ....... 3,235 2,753,057
Keurig Dr Pepper, Inc., 4.05%, 04/15/32 ..... 3,431 3,290,367
PepsiCo, Inc.
3.90% , 07/18/32 ................... 5,087 4,890,905
4.65% , 07/23/32 ................... 2,510 2,508,550
24,858,767
Biotechnology — 0.6%
Amgen, Inc.
2.00% , 01/15/32 ................... 4,206 3,575,822
3.35% , 02/22/32 ................... 4,180 3,862,144
7,437,966
Broadline Retail — 1.8%
Amazon.com, Inc.
3.60% , 04/13/32 ................... 10,115 9,647,051
4.70% , 12/01/32
(a)
.................. 9,132 9,261,322
eBay, Inc., 6.30%, 11/22/32 ............. 1,826 1,977,948
20,886,321
Building Products — 0.5%
Carlisle Cos., Inc., 2.20%, 03/01/32 ........ 2,278 1,925,048
Fortune Brands Innovations, Inc., 4.00%,
03/25/32 ....................... 1,957 1,833,756
Security
Par (000)
Par (000) Value
Building Products (continued)
Johnson Controls International plc, 4.90%,
12/01/32 ....................... USD 2,520 $ 2,525,921
6,284,725
Capital Markets — 5.2%
Ameriprise Financial, Inc., 4.50%, 05/13/32 ... 2,307 2,281,882
Apollo Debt Solutions BDC, 6.55%, 03/15/32
(b)
. 2,035 2,086,222
Ares Capital Corp., 5.80%, 03/08/32 ....... 4,100 4,092,750
Ares Strategic Income Fund, 6.20%, 03/21/32
(a)
2,969 3,005,694
Bank of New York Mellon Corp. (The), 2.50%,
01/26/32 ....................... 1,898 1,677,286
Blackstone Private Credit Fund, 6.00%, 01/29/32 4,035 4,086,611
Blue Owl Finance LLC, 4.38%, 02/15/32
(a)
.... 1,758 1,646,682
Brookfield Finance I UK plc, 2.34%, 01/30/32
(a)
. 2,650 2,273,666
Cboe Global Markets, Inc., 3.00%, 03/16/32 .. 1,520 1,369,406
Charles Schwab Corp. (The), 2.90%, 03/03/32 . 4,318 3,878,283
CME Group, Inc., 2.65%, 03/15/32 ........ 3,451 3,082,880
Credit Suisse USA LLC, 7.13%, 07/15/32
(a)
... 3,171 3,594,891
FactSet Research Systems, Inc., 3.45%,
03/01/32
(a)
...................... 2,174 1,981,607
Intercontinental Exchange, Inc., 1.85%, 09/15/32 6,306 5,224,719
Jefferies Financial Group, Inc., 2.75%, 10/15/32 2,178 1,848,205
Moody's Corp., 4.25%, 08/08/32 .......... 2,265 2,203,856
Morgan Stanley, 7.25%, 04/01/32 ......... 4,275 4,897,848
Nomura Holdings, Inc., 3.00%, 01/22/32 ..... 3,195 2,842,074
Northern Trust Corp., 6.13%, 11/02/32 ...... 3,972 4,283,931
S&P Global, Inc., 2.90%, 03/01/32 ........ 6,156 5,561,178
61,919,671
Chemicals — 1.3%
Air Products and Chemicals, Inc., 4.90%,
10/11/32
(a)
...................... 1,525 1,540,913
Albemarle Corp., 5.05%, 06/01/32
(a)
........ 2,500 2,409,612
Cabot Corp., 5.00%, 06/30/32 ........... 1,699 1,695,309
Ecolab, Inc., 2.13%, 02/01/32 ........... 2,735 2,353,481
EIDP, Inc., 5.13%, 05/15/32 ............ 1,955 1,988,817
Nutrien Ltd., 5.25%, 03/12/32 ........... 2,560 2,597,981
RPM International, Inc., 2.95%, 01/15/32 .... 1,319 1,167,969
Sherwin-Williams Co. (The), 2.20%, 03/15/32
(a)
. 1,984 1,698,821
15,452,903
Commercial Services & Supplies — 1.6%
Cintas Corp. No. 2, 4.00%, 05/01/32 ....... 3,156 3,043,928
RELX Capital, Inc., 4.75%, 05/20/32 ....... 2,073 2,081,030
Republic Services, Inc., 1.75%, 02/15/32
(a)
... 3,073 2,590,540
Waste Connections, Inc.
2.20% , 01/15/32 ................... 2,564 2,214,418
3.20% , 06/01/32 ................... 2,075 1,892,488
Waste Management, Inc.
(a)
4.80% , 03/15/32 ................... 3,055 3,092,710
4.15% , 04/15/32 ................... 3,953 3,845,899
18,761,013
Communications Equipment — 0.7%
Cisco Systems, Inc., 4.95%, 02/24/32 ...... 4,205 4,287,254
Motorola Solutions, Inc.
5.60% , 06/01/32 ................... 2,540 2,635,341
5.20% , 08/15/32
(a)
.................. 1,795 1,817,459
8,740,054
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.35%, 01/15/32 ..... 2,193 1,891,747
Consumer Finance — 3.1%
AerCap Ireland Capital DAC, 3.30%, 01/30/32 . 16,110 14,594,308
American Honda Finance Corp., 5.15%,
07/09/32
(a)
...................... 2,850 2,879,539
Capital One Financial Corp., 6.70%, 11/29/32 .. 3,180 3,473,225

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC, 6.53%, 03/19/32
(a)
. USD 2,840 $ 2,890,219
General Motors Financial Co., Inc.
3.10% , 01/12/32 ................... 4,995 4,405,916
5.63% , 04/04/32
(a)
.................. 2,325 2,361,048
John Deere Capital Corp.
3.90% , 06/07/32
(a)
.................. 2,201 2,115,789
4.35% , 09/15/32 ................... 2,495 2,459,186
Toyota Motor Credit Corp., 2.40%, 01/13/32 ... 1,739 1,517,278
36,696,508
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp., 1.75%, 04/20/32 .... 4,202 3,560,121
Dollar General Corp., 5.00%, 11/01/32
(a)
..... 2,369 2,368,986
Target Corp.
4.50% , 09/15/32
(a)
.................. 4,000 3,969,838
6.35% , 11/01/32 ................... 1,337 1,472,580
Walmart, Inc., 4.15%, 09/09/32
(a)
......... 5,125 5,043,812
16,415,337
Containers & Packaging — 0.6%
AptarGroup, Inc., 3.60%, 03/15/32 ........ 1,651 1,518,571
Avery Dennison Corp., 2.25%, 02/15/32
(a)
.... 1,960 1,663,318
Sonoco Products Co., 2.85%, 02/01/32
(a)
.... 2,058 1,807,156
WRKCo, Inc., 4.20%, 06/01/32 ........... 2,065 1,979,319
6,968,364
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ....... 2,044 1,785,042
Diversified Consumer Services — 0.1%
Johns Hopkins University, Series A, 4.71%,
07/01/32
(a)
...................... 1,235 1,242,518
Yale University, Series 2025, 4.70%, 04/15/32 . 395 398,923
1,641,441
Diversified REITs — 1.4%
GLP Capital LP, 3.25%, 01/15/32 ......... 3,346 2,960,855
Safehold GL Holdings LLC, 2.85%, 01/15/32 .. 1,248 1,084,211
Simon Property Group LP
2.25% , 01/15/32 ................... 2,869 2,472,400
2.65% , 02/01/32 ................... 3,003 2,647,924
VICI Properties LP, 5.13%, 05/15/32
(a)
...... 6,204 6,190,061
WP Carey, Inc., 2.45%, 02/01/32
(a)
........ 1,524 1,306,831
16,662,282
Diversified Telecommunication Services — 3.6%
AT&T, Inc., 2.25%, 02/01/32 ............ 10,271 8,818,335
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%, 02/15/32
(a)
......... 1,691 1,431,458
Deutsche Telekom International Finance BV,
9.25%, 06/01/32 .................. 2,166 2,689,233
Sprint Capital Corp., 8.75%, 03/15/32 ...... 8,101 9,787,425
TELUS Corp., 3.40%, 05/13/32 .......... 3,797 3,456,451
Verizon Communications, Inc., 2.36%, 03/15/32 18,698 16,075,131
42,258,033
Electric Utilities — 7.7%
AEP Texas, Inc., 4.70%, 05/15/32 ......... 2,270 2,230,475
Alabama Power Co.
3.05% , 03/15/32
(a)
.................. 2,657 2,409,525
3.94% , 09/01/32 ................... 1,618 1,542,201
American Electric Power Co., Inc., 5.95%,
11/01/32 ....................... 2,048 2,168,907
Appalachian Power Co., Series BB, 4.50%,
08/01/32 ....................... 1,925 1,881,242
Arizona Public Service Co., 6.35%, 12/15/32 .. 1,592 1,711,920
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32 ........... 1,235 1,111,890
Series ai. , 4.45% , 10/01/32
(a)
........... 2,150 2,102,476
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Commonwealth Edison Co., Series 132, 3.15%,
03/15/32
(a)
...................... USD 1,058 $ 963,744
Dominion Energy South Carolina, Inc., 6.63%,
02/01/32 ....................... 1,100 1,214,055
DTE Electric Co., Series A, 3.00%, 03/01/32 .. 1,870 1,702,546
Duke Energy Carolinas LLC
2.85% , 03/15/32 ................... 2,125 1,901,293
6.45% , 10/15/32 ................... 1,500 1,635,098
Duke Energy Corp., 4.50%, 08/15/32
(a)
...... 4,626 4,525,453
Duke Energy Progress LLC, 3.40%, 04/01/32 .. 1,972 1,831,554
Edison International, 5.25%, 03/15/32
(a)
..... 1,880 1,801,359
Entergy Louisiana LLC, 2.35%, 06/15/32
(a)
... 1,930 1,664,727
Eversource Energy, 3.38%, 03/01/32
(a)
...... 2,678 2,436,353
Exelon Corp., 3.35%, 03/15/32
(a)
.......... 2,320 2,142,371
Florida Power & Light Co., 2.45%, 02/03/32
(a)
.. 6,080 5,360,131
Georgia Power Co., 4.70%, 05/15/32
(a)
...... 2,900 2,902,254
NextEra Energy Capital Holdings, Inc.
2.44% , 01/15/32 ................... 4,096 3,544,246
5.30% , 03/15/32 ................... 3,010 3,090,120
5.00% , 07/15/32 ................... 4,055 4,095,968
Oncor Electric Delivery Co. LLC
7.00% , 05/01/32 ................... 2,000 2,238,489
4.15% , 06/01/32
(a)
.................. 1,460 1,404,207
4.55% , 09/15/32 ................... 3,085 3,043,129
Pacific Gas & Electric Co.
4.40% , 03/01/32 ................... 1,784 1,692,042
5.90% , 06/15/32 ................... 2,459 2,531,690
Public Service Co. of Colorado, Series 38,
4.10%, 06/01/32
(a)
................. 1,077 1,032,265
Public Service Electric & Gas Co.
3.10% , 03/15/32 ................... 2,073 1,891,847
4.90% , 12/15/32 ................... 1,753 1,774,627
Southern California Edison Co.
2.75% , 02/01/32
(a)
.................. 1,730 1,496,361
5.95% , 11/01/32 ................... 3,237 3,350,355
Southern Co. (The), 5.70%, 10/15/32 ....... 2,002 2,098,290
Tucson Electric Power Co., 3.25%, 05/15/32
(a)
. 1,203 1,092,222
Union Electric Co., 2.15%, 03/15/32 ....... 2,111 1,812,164
Virginia Electric & Power Co., 2.40%, 03/30/32
(a)
2,639 2,295,080
Wisconsin Electric Power Co., 4.75%, 09/30/32
(a)
2,136 2,151,519
Wisconsin Power & Light Co., 3.95%, 09/01/32 . 2,585 2,443,381
Xcel Energy, Inc., 4.60%, 06/01/32 ........ 2,912 2,842,245
91,159,821
Electrical Equipment — 0.2%
Eaton Corp., 4.00%, 11/02/32
(a)
.......... 2,706 2,601,045
Electronic Equipment, Instruments & Components — 0.8%
Allegion US Holding Co., Inc., 5.41%, 07/01/32 . 2,406 2,478,470
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 2,175 1,907,358
Avnet, Inc., 5.50%, 06/01/32 ............ 1,333 1,341,647
Flex Ltd., 5.25%, 01/15/32 ............. 2,040 2,061,808
Tyco Electronics Group SA, 2.50%, 02/04/32 .. 2,248 1,979,989
9,769,272
Entertainment — 0.4%
Take-Two Interactive Software, Inc., 4.00%,
04/14/32 ....................... 2,134 2,020,356
TWDC Enterprises 18 Corp., 7.00%, 03/01/32 . 2,289 2,597,567
4,617,923
Financial Services — 3.1%
Corebridge Financial, Inc., 3.90%, 04/05/32 ... 6,166 5,792,817
Fidelity National Information Services, Inc.,
5.10%, 07/15/32
(a)
................. 3,156 3,198,588
Global Payments, Inc., 5.40%, 08/15/32
(a)
.... 3,155 3,194,969
Jackson Financial, Inc., 5.67%, 06/08/32 .... 1,468 1,496,500

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Mastercard, Inc.
4.35% , 01/15/32 ................... USD 4,250 $ 4,208,880
4.95% , 03/15/32 ................... 2,055 2,101,304
National Rural Utilities Cooperative Finance
Corp.
8.00% , 03/01/32 ................... 1,681 1,982,367
2.75% , 04/15/32 ................... 2,255 2,013,268
4.02% , 11/01/32 ................... 2,120 2,014,073
4.15% , 12/15/32
(a)
.................. 1,495 1,434,644
ORIX Corp.
(a)
4.00% , 04/13/32 ................... 1,751 1,663,163
5.20% , 09/13/32 ................... 1,766 1,796,529
PayPal Holdings, Inc., 4.40%, 06/01/32
(a)
.... 4,025 3,964,006
Woodside Finance Ltd., 5.70%, 05/19/32
(a)
... 2,105 2,144,928
37,006,036
Food Products — 2.7%
Archer-Daniels-Midland Co.
(a)
2.90% , 03/01/32 ................... 3,021 2,722,428
5.94% , 10/01/32 ................... 1,639 1,765,954
Hershey Co. (The), 4.95%, 02/24/32 ....... 2,090 2,126,176
J M Smucker Co. (The), 2.13%, 03/15/32
(a)
... 1,521 1,282,638
JBS USA Holding Lux SARL
3.63% , 01/15/32 ................... 3,840 3,516,030
3.00% , 05/15/32
(a)
.................. 4,100 3,584,555
Kraft Heinz Foods Co.
5.20% , 03/15/32
(a)
.................. 2,120 2,134,419
6.75% , 03/15/32
(c)
.................. 1,318 1,436,120
Mondelez International, Inc.
3.00% , 03/17/32 ................... 3,176 2,858,602
1.88% , 10/15/32
(a)
.................. 2,620 2,193,005
Pilgrim's Pride Corp., 3.50%, 03/01/32 ...... 3,762 3,376,746
Unilever Capital Corp., 5.90%, 11/15/32 ..... 4,080 4,421,465
31,418,138
Gas Utilities — 0.6%
Atmos Energy Corp., 5.45%, 10/15/32
(a)
..... 1,280 1,332,361
CenterPoint Energy Resources Corp., 4.40%,
07/01/32 ....................... 1,991 1,937,330
ONE Gas, Inc., 4.25%, 09/01/32 .......... 1,210 1,166,160
Southwest Gas Corp., 4.05%, 03/15/32 ..... 2,464 2,333,035
6,768,886
Ground Transportation — 1.4%
Canadian National Railway Co., 3.85%, 08/05/32 3,428 3,244,939
CSX Corp., 4.10%, 11/15/32 ............ 3,869 3,731,938
Norfolk Southern Corp., 3.00%, 03/15/32
(a)
... 2,527 2,283,215
Triton Container International Ltd., 3.25%,
03/15/32
(a)
...................... 2,442 2,141,136
Union Pacific Corp., 2.80%, 02/14/32 ....... 5,221 4,693,732
16,094,960
Health Care Equipment & Supplies — 1.3%
Baxter International, Inc., 2.54%, 02/01/32
(a)
.. 6,238 5,426,355
Becton Dickinson & Co., 4.30%, 08/22/32 .... 2,223 2,147,867
GE HealthCare Technologies, Inc., 5.91%,
11/22/32
(a)
...................... 7,090 7,531,631
15,105,853
Health Care Providers & Services — 3.5%
Adventist Health System, 5.43%, 03/01/32
(a)
.. 1,375 1,396,458
Elevance Health, Inc.
4.10% , 05/15/32 ................... 2,405 2,294,143
5.50% , 10/15/32
(a)
.................. 2,811 2,904,034
HCA, Inc.
(a)
5.50% , 03/01/32 ................... 3,135 3,219,057
3.63% , 03/15/32 ................... 7,956 7,325,017
Humana, Inc., 2.15%, 02/03/32 .......... 2,744 2,302,754
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings, 4.55%,
04/01/32 ....................... USD 2,150 $ 2,112,985
McKesson Corp., 4.95%, 05/30/32 ........ 2,760 2,781,747
Piedmont Healthcare, Inc., Series 2032, 2.04%,
01/01/32 ....................... 780 657,798
Providence St Joseph Health Obligated Group,
5.37%, 10/01/32 .................. 1,400 1,419,293
Sutter Health, Series 2025, 5.21%, 08/15/32 .. 1,000 1,022,623
UnitedHealth Group, Inc.
(a)
4.95% , 01/15/32 ................... 6,015 6,055,519
4.20% , 05/15/32 ................... 6,037 5,815,169
Universal Health Services, Inc., 2.65%, 01/15/32 2,131 1,804,590
41,111,187
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc., 2.00%,
05/18/32 ....................... 3,744 3,099,898
Healthpeak OP LLC, 5.25%, 12/15/32 ...... 2,907 2,948,536
Ventas Realty LP, 5.10%, 07/15/32 ........ 2,060 2,081,892
Welltower OP LLC
2.75% , 01/15/32 ................... 2,051 1,825,434
3.85% , 06/15/32 ................... 2,295 2,178,264
12,134,024
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.70%, 06/15/32 ... 2,110 2,140,597
Hotels, Restaurants & Leisure — 1.3%
Hyatt Hotels Corp., 5.75%, 03/30/32
(a)
...... 2,080 2,132,679
Marriott International, Inc.
5.10% , 04/15/32 ................... 1,990 2,012,262
Series GG , 3.50% , 10/15/32 ........... 4,174 3,791,746
McDonald's Corp., 4.60%, 09/09/32
(a)
....... 3,300 3,292,702
Starbucks Corp., 3.00%, 02/14/32
(a)
........ 4,124 3,726,875
14,956,264
Household Durables — 0.1%
PulteGroup, Inc., 7.88%, 06/15/32
(a)
........ 1,283 1,497,564
Household Products — 0.8%
Church & Dwight Co., Inc., 5.60%, 11/15/32 ... 2,178 2,279,561
Clorox Co. (The), 4.60%, 05/01/32
(a)
....... 2,574 2,567,796
Colgate-Palmolive Co., 3.25%, 08/15/32
(a)
.... 2,279 2,097,371
Procter & Gamble Co. (The), 2.30%, 02/01/32
(a)
3,295 2,940,602
9,885,330
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The), 5.80%, 03/15/32 ........ 3,290 3,339,182
Industrial Conglomerates — 0.4%
Honeywell International, Inc., 4.75%, 02/01/32 . 2,750 2,761,699
Pentair Finance SARL, 5.90%, 07/15/32 ..... 1,780 1,859,724
4,621,423
Industrial REITs — 0.3%
Americold Realty Operating Partnership LP,
5.60%, 05/15/32 .................. 1,725 1,724,635
Prologis LP, 2.25%, 01/15/32
(a)
........... 1,994 1,722,295
3,446,930
Insurance — 2.8%
Aon Corp., 5.00%, 09/12/32
(a)
........... 2,174 2,198,900
Arthur J Gallagher & Co., 5.00%, 02/15/32 ... 2,107 2,123,315
Assurant, Inc., 2.65%, 01/15/32 .......... 1,450 1,247,658
Berkshire Hathaway Finance Corp., 2.88%,
03/15/32 ....................... 3,935 3,607,558
Brown & Brown, Inc.
4.20% , 03/17/32 ................... 2,381 2,261,635
5.25% , 06/23/32 ................... 2,210 2,237,190

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Fairfax Financial Holdings Ltd., 5.63%,
08/16/32
(a)
...................... USD 2,695 $ 2,755,524
Globe Life, Inc., 4.80%, 06/15/32 ......... 1,775 1,746,362
Kemper Corp., 3.80%, 02/23/32
(a)
......... 1,742 1,583,149
Lincoln National Corp., 3.40%, 03/01/32
(a)
.... 1,231 1,114,490
Manulife Financial Corp., 3.70%, 03/16/32 .... 2,993 2,827,757
Marsh & McLennan Cos., Inc., 5.75%, 11/01/32 2,063 2,187,528
MetLife, Inc., 6.50%, 12/15/32
(a)
.......... 2,423 2,699,220
Progressive Corp. (The)
3.00% , 03/15/32 ................... 2,017 1,833,116
6.25% , 12/01/32 ................... 1,636 1,795,289
Prudential Funding Asia plc, 3.63%, 03/24/32
(a)
. 1,475 1,370,920
33,589,611
Interactive Media & Services — 1.0%
Meta Platforms, Inc., 3.85%, 08/15/32 ...... 12,236 11,697,354
IT Services — 1.1%
International Business Machines Corp.
2.72% , 02/09/32 ................... 1,285 1,142,351
5.00% , 02/10/32
(a)
.................. 3,285 3,337,686
4.40% , 07/27/32
(a)
.................. 3,210 3,150,602
5.88% , 11/29/32
(a)
.................. 2,731 2,924,504
VeriSign, Inc., 5.25%, 06/01/32 .......... 1,890 1,910,586
12,465,729
Leisure Products — 0.1%
Brunswick Corp., 4.40%, 09/15/32
(a)
....... 1,916 1,789,547
Life Sciences Tools & Services — 0.5%
(a)
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32 .. 3,289 3,030,777
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32 . 2,366 2,412,888
5,443,665
Machinery — 0.4%
Flowserve Corp., 2.80%, 01/15/32 ........ 2,051 1,790,805
Stanley Black & Decker, Inc., 3.00%, 05/15/32
(a)
2,151 1,903,794
Timken Co. (The), 4.13%, 04/01/32
(a)
....... 1,490 1,399,875
5,094,474
Media — 1.3%
Charter Communications Operating LLC, 2.30%,
02/01/32 ....................... 4,193 3,518,360
Comcast Corp.
4.95% , 05/15/32 ................... 2,770 2,802,363
5.50% , 11/15/32 ................... 4,127 4,305,979
Grupo Televisa SAB, 8.50%, 03/11/32
(a)
..... 1,228 1,374,748
Paramount Global, 4.20%, 05/19/32 ....... 3,310 3,025,461
15,026,911
Metals & Mining — 1.4%
ArcelorMittal SA, 6.80%, 11/29/32
(a)
........ 4,029 4,417,018
BHP Billiton Finance USA Ltd., 5.13%, 02/21/32 3,080 3,152,146
Newmont Corp., 2.60%, 07/15/32
(a)
........ 3,449 3,055,204
Nucor Corp., 3.13%, 04/01/32
(a)
.......... 2,422 2,198,247
Rio Tinto Finance USA plc, 5.00%, 03/14/32
(a)
. 4,190 4,254,247
17,076,862
Multi-Utilities — 1.2%
Ameren Illinois Co., 3.85%, 09/01/32 ....... 2,311 2,179,331
Consumers Energy Co., 3.60%, 08/15/32
(a)
... 1,338 1,243,966
Dominion Energy, Inc.
(a)
Series A , 4.35% , 08/15/32 ............. 1,701 1,637,591
5.38% , 11/15/32 ................... 3,435 3,524,414
Puget Energy, Inc., 4.22%, 03/15/32 ....... 1,861 1,752,520
San Diego Gas & Electric Co., Series XXX,
3.00%, 03/15/32 .................. 2,079 1,875,381
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Southern Co. Gas Capital Corp., 5.15%,
09/15/32 ....................... USD 2,135 $ 2,166,713
14,379,916
Office REITs — 0.6%
Boston Properties LP, 2.55%, 04/01/32 ...... 3,392 2,873,218
Cousins Properties LP, 5.38%, 02/15/32 ..... 1,610 1,623,974
Kilroy Realty LP, 2.50%, 11/15/32 ......... 1,817 1,465,115
Piedmont Operating Partnership LP, 2.75%,
04/01/32 ....................... 950 794,940
6,757,247
Oil, Gas & Consumable Fuels — 6.0%
Boardwalk Pipelines LP, 3.60%, 09/01/32 .... 2,101 1,903,070
BP Capital Markets America, Inc., 2.72%,
01/12/32 ....................... 7,919 7,051,566
Canadian Natural Resources Ltd., 7.20%,
01/15/32 ....................... 1,635 1,798,269
Cenovus Energy, Inc., 2.65%, 01/15/32 ..... 2,176 1,882,534
Cheniere Energy Partners LP, 3.25%, 01/31/32 . 4,804 4,320,592
Chevron USA, Inc., 4.82%, 04/15/32 ....... 2,740 2,782,170
ConocoPhillips, 5.90%, 10/15/32 ......... 2,090 2,245,250
ConocoPhillips Co., 4.85%, 01/15/32 ....... 2,715 2,733,198
DCP Midstream Operating LP, 3.25%, 02/15/32 1,661 1,480,984
Devon Energy Corp., 7.95%, 04/15/32 ...... 1,440 1,659,588
EOG Resources, Inc., 5.00%, 07/15/32 ..... 4,275 4,305,361
Expand Energy Corp., 4.75%, 02/01/32 ..... 4,500 4,370,677
Kinder Morgan Energy Partners LP, 7.75%,
03/15/32 ....................... 1,226 1,404,082
Kinder Morgan, Inc., 7.75%, 01/15/32 ...... 4,078 4,678,996
MPLX LP, 4.95%, 09/01/32 ............. 3,991 3,941,009
Occidental Petroleum Corp., 5.38%, 01/01/32 . 4,140 4,105,760
ONEOK, Inc., 6.10%, 11/15/32 ........... 2,999 3,168,144
Suncor Energy, Inc., 7.15%, 02/01/32 ...... 1,964 2,176,566
Targa Resources Partners LP, 4.00%, 01/15/32 4,089 3,811,334
Texas Eastern Transmission LP, 7.00%, 07/15/32 1,792 1,979,455
Valero Energy Corp., 7.50%, 04/15/32 ...... 2,972 3,399,957
Williams Cos., Inc. (The)
8.75% , 03/15/32
(c)
.................. 1,793 2,154,079
4.65% , 08/15/32 ................... 4,126 4,043,550
71,396,191
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32
(a)
...................... 3,973 3,489,470
Passenger Airlines — 0.5%
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%, 02/15/32 ...... 1,745 1,598,282
JetBlue Pass-Through Trust
(a)
Series 2019-1 , Class AA , 2.75% , 05/15/32 .. 1,658 1,446,155
Series 2020-1 , Class A , 4.00% , 11/15/32 ... 1,598 1,490,674
United Airlines Pass-Through Trust, Series 2019-
2, Class AA, 2.70%, 05/01/32
(a)
......... 1,991 1,781,644
6,316,755
Personal Care Products — 0.8%
Haleon US Capital LLC, 3.63%, 03/24/32 .... 7,939 7,424,679
Kenvue, Inc., 4.85%, 05/22/32 ........... 2,470 2,488,753
9,913,432
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co., 2.95%, 03/15/32 ... 7,018 6,345,960
Eli Lilly & Co., 4.90%, 02/12/32 .......... 3,605 3,682,496
Johnson & Johnson, 4.85%, 03/01/32 ...... 4,925 5,036,589
Zoetis, Inc., 5.60%, 11/16/32
(a)
........... 3,155 3,314,848
18,379,893

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.8%
Automatic Data Processing, Inc., 4.75%,
05/08/32 ....................... USD 3,290 $ 3,324,478
Paychex, Inc., 5.35%, 04/15/32 .......... 5,850 5,993,329
9,317,807
Residential REITs — 1.4%
American Homes 4 Rent LP, 3.63%, 04/15/32
(a)
2,370 2,182,782
AvalonBay Communities, Inc., 2.05%, 01/15/32
(a)
2,430 2,087,000
ERP Operating LP, 4.95%, 06/15/32 ....... 2,170 2,185,238
Essex Portfolio LP, 2.65%, 03/15/32 ....... 2,491 2,176,020
Invitation Homes Operating Partnership LP,
4.15%, 04/15/32 .................. 2,475 2,350,597
Mid-America Apartments LP, 5.30%, 02/15/32 . 1,600 1,645,006
Sun Communities Operating LP, 4.20%, 04/15/32 2,537 2,411,924
UDR, Inc., 2.10%, 08/01/32 ............. 1,765 1,470,717
16,509,284
Retail REITs — 1.3%
Agree LP, 4.80%, 10/01/32
(a)
............ 1,337 1,321,170
Brixmor Operating Partnership LP, 5.20%,
04/01/32 ....................... 1,480 1,496,165
Kimco Realty OP LLC, 3.20%, 04/01/32 ..... 2,292 2,080,175
Kite Realty Group LP, 5.20%, 08/15/32 ...... 1,070 1,075,605
Phillips Edison Grocery Center Operating
Partnership I LP, 5.25%, 08/15/32 ....... 1,115 1,120,650
Realty Income Corp.
2.70% , 02/15/32 ................... 1,328 1,171,012
5.63% , 10/13/32
(a)
.................. 3,071 3,206,684
2.85% , 12/15/32 ................... 2,544 2,233,721
Regency Centers LP, 5.00%, 07/15/32 ...... 1,515 1,529,800
15,234,982
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc., 3.92%, 06/01/32 2,267 2,184,404
Analog Devices, Inc., 4.25%, 10/01/32 ...... 635 625,403
Broadcom, Inc.
4.55% , 02/15/32 ................... 3,515 3,469,007
4.15% , 04/15/32
(b)
.................. 4,882 4,687,608
5.20% , 04/15/32 ................... 4,230 4,340,695
4.90% , 07/15/32 ................... 6,925 6,953,806
4.30% , 11/15/32 ................... 7,794 7,540,111
Intel Corp.
(a)
4.15% , 08/05/32 ................... 5,028 4,726,553
4.00% , 12/15/32 ................... 3,000 2,784,322
KLA Corp., 4.65%, 07/15/32 ............ 4,320 4,325,564
Micron Technology, Inc.
2.70% , 04/15/32 ................... 4,158 3,603,326
5.65% , 11/01/32 ................... 2,015 2,082,434
NXP BV, 2.65%, 02/15/32
(a)
............. 4,080 3,558,598
QUALCOMM, Inc.
1.65% , 05/20/32
(a)
.................. 4,915 4,085,169
4.25% , 05/20/32 ................... 1,900 1,871,317
4.75% , 05/20/32
(a)
.................. 1,865 1,879,321
Texas Instruments, Inc., 3.65%, 08/16/32 .... 1,843 1,733,667
TSMC Arizona Corp., 4.25%, 04/22/32 ...... 3,590 3,530,843
63,982,148
Software — 2.4%
Oracle Corp.
5.25% , 02/03/32 ................... 5,000 5,106,045
6.25% , 11/09/32 ................... 9,223 9,924,805
Roper Technologies, Inc., 4.75%, 02/15/32 ... 2,305 2,293,778
Synopsys, Inc., 5.00%, 04/01/32 .......... 6,055 6,112,200
Workday, Inc., 3.80%, 04/01/32 .......... 5,188 4,872,120
28,308,948
Security
Par (000)
Par (000) Value
Specialized REITs — 1.2%
American Tower Corp., 4.05%, 03/15/32
(a)
.... USD 2,841 $ 2,723,352
CubeSmart LP, 2.50%, 02/15/32 .......... 2,012 1,742,025
Equinix, Inc., 3.90%, 04/15/32 ........... 5,016 4,732,559
Extra Space Storage LP, 2.35%, 03/15/32 .... 2,609 2,220,155
Weyerhaeuser Co., 7.38%, 03/15/32 ....... 2,628 2,973,172
14,391,263
Specialty Retail — 2.3%
AutoNation, Inc., 3.85%, 03/01/32 ......... 3,005 2,763,605
AutoZone, Inc., 4.75%, 08/01/32 .......... 3,040 3,017,055
Dick's Sporting Goods, Inc., 3.15%, 01/15/32
(a)
. 3,094 2,777,981
Home Depot, Inc. (The)
3.25% , 04/15/32 ................... 5,181 4,775,126
4.50% , 09/15/32
(a)
.................. 5,103 5,097,408
Lowe's Cos., Inc., 3.75%, 04/01/32 ........ 6,130 5,757,497
O'Reilly Automotive, Inc., 4.70%, 06/15/32 .... 3,631 3,604,014
27,792,686
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.
4.50% , 05/12/32 ................... 4,355 4,380,467
3.35% , 08/08/32 ................... 5,915 5,551,929
Dell International LLC, 5.30%, 04/01/32 ..... 3,875 3,950,783
HP, Inc., 4.20%, 04/15/32 .............. 2,859 2,727,779
NetApp, Inc., 5.50%, 03/17/32 ........... 2,305 2,366,521
Western Digital Corp., 3.10%, 02/01/32
(a)
.... 1,839 1,631,271
20,608,750
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp., 5.00%, 06/15/32 ...... 1,325 1,341,749
Tapestry, Inc., 3.05%, 03/15/32
(a)
......... 1,632 1,453,542
2,795,291
Tobacco — 1.9%
Altria Group, Inc., 2.45%, 02/04/32
(a)
....... 7,197 6,194,786
BAT Capital Corp.
4.74% , 03/16/32 ................... 3,516 3,479,659
5.35% , 08/15/32 ................... 3,445 3,514,943
7.75% , 10/19/32 ................... 2,480 2,856,593
Philip Morris International, Inc., 5.75%, 11/17/32 6,149 6,451,216
22,497,197
Trading Companies & Distributors — 0.4%
Air Lease Corp., 2.88%, 01/15/32
(a)
........ 3,212 2,845,558
GATX Corp., 3.50%, 06/01/32 ........... 1,787 1,624,925
4,470,483
Water Utilities — 0.3%
American Water Capital Corp., 4.45%, 06/01/32 3,189 3,133,475
Wireless Telecommunication Services — 1.7%
America Movil SAB de CV, 4.70%, 07/21/32 ... 3,000 2,958,107
Rogers Communications, Inc., 3.80%, 03/15/32 7,310 6,814,432
T-Mobile USA, Inc.
2.70% , 03/15/32 ................... 4,190 3,679,123
5.13% , 05/15/32 ................... 4,435 4,499,154
Vodafone Group plc, 6.25%, 11/30/32 ...... 2,203 2,370,158
20,320,974
Total Long-Term Investments — 98 .2%
(Cost: $ 1,139,444,616 ) ............................ 1,163,375,909

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.2%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(f)
................... 136,303,402 $ 136,357,924
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 7,968,671 7,968,671
Total Short-Term Securities — 12 .2%
(Cost: $ 144,320,584 ) .............................. 144,326,595
Total Investments — 110 .4%
(Cost: $ 1,283,765,200 ) ............................ 1,307,702,504
Liabilities in Excess of Other Assets — (10.4) % ............ (123,420,779)
Net Assets — 100.0% ...............................
$ 1,184,281,725
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 92,641,718 $ 43,740,778
(a)
$ — $ (12,218) $ (12,354) $ 136,357,924 136,303,402 $ 199,495
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,660,482 4,308,189
(a)
— — — 7,968,671 7,968,671 106,006 —
$ (12,218) $ (12,354) $ 144,326,595 $ 305,501 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 1,163,375,909 $ — $ 1,163,375,909
Short-Term Securities
Money Market Funds ...................................... 144,326,595 — — 144,326,595
$ 144,326,595 $ 1,163,375,909 $ — $ 1,307,702,504
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust